Contract Liabilities (Details) - Schedule of Movement in Contract Liabilities	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Schedule of Movement in Contract Liabilities [Abstract]
At the beginning	$ 1,705,854	$ 217,975
Receipt from the clients	1,288,856	164,691	3,281,374
Revenue recognized during the year	(1,986,295)	(253,810)	(1,575,520)
At the end	$ 1,008,415	$ 128,856	$ 1,705,854